Summary of material accounting policies - Functional and reporting currency (Details) - SFr / $	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Functional and reporting currency
Closing rate, USD 1	0.851	0.933	0.923
Weighted average exchange rate, USD 1	0.908	0.965	0.929